Trading Liabilities - Summary of Trading Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 2,143,899	¥ 2,071,584
Debt instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	2,008,711	2,038,330
Equity instruments [member]
Disclosure of financial liabilities [line items]
Trading liabilities	¥ 135,188	¥ 33,254